Shareholders’ Deficit (Details) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Feb. 12, 2026
Shareholders’ Deficit (Details) [Line Items]
Preferred shares, authorized		5,000,000	5,000,000	5,000,000
Preferred shares, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, issued
Preferred shares, outstanding
Share price (in Dollars per share)			$ 10	$ 10
Voting percentage		50.00%
Warrants outstanding
Price per warrant (in Dollars per share)		$ 0.01
Completion of initial business combination days			30 days
Initial combination period			20 days
Initial combination effective business days			60 days
Prior written notice of redemption			30 days
Number of trading days of share price			20 days
Number of consecutive trading days			30 days
Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Warrants outstanding
Purchase of warrants			0.01	0.01
Completion of initial business combination days			30 days
Initial Business Combination [Member]
Shareholders’ Deficit (Details) [Line Items]
Affirmative vote of percentage		90.00%	90.00%	90.00%
Over-Allotment Option [Member] | Subsequent Event [Member]
Shareholders’ Deficit (Details) [Line Items]
Number of shares consumed					3,000,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued		665,000
Ordinary shares, shares outstanding		665,000
Ordinary shares subject to possible redemption		23,000,000
Share price (in Dollars per share)			$ 18	$ 18
Common stock conversion		-for-one	-for-one basis
Number of trading days for determining the average reported last sale price			10 days
Warrant redemption price (in Dollars per share)			$ 18	$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Purchase of warrants			1	1
Price per warrant (in Dollars per share)		$ 11.5
Number of trading days for determining the average reported last sale price			10 days
Class A Ordinary Shares [Member] | Initial Business Combination [Member] | Warrant [Member]
Shareholders’ Deficit (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 11.5	$ 11.5
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	[1]	7,666,667	7,666,667	7,666,667
Ordinary shares, shares outstanding	[1]	7,666,667	7,666,667	7,666,667
Percentage of shares outstanding after conversion		25.00%	25.00%
Shares subject to forfeiture during period				1,000,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit (Details) [Line Items]
Number of shares issued (in Dollars)		$ 25,000	$ 25,000
Share price (in Dollars per share)		$ 0.003	$ 0.003	$ 0.003

[1]	Includes an aggregate of up to 1,000,000 Class B Ordinary Shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (Note 5). On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per Units, including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option; hence, the 1,000,000 shares of Class B Ordinary Shares were no longer subject to forfeiture.